Global Macro Capital Opportunities Portfolio

January 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 86.9%

Security	Shares	Value
China — 6.7%
AAC Technologies Holdings, Inc.	12,500	$67,781
Agricultural Bank of China, Ltd., Class H	167,000	60,217
Alibaba Group Holding, Ltd. ADR(1)	6,127	1,555,216
Alibaba Health Information Technology, Ltd.(1)	24,000	74,822
Anhui Conch Cement Co., Ltd., Class H	8,500	50,216
ANTA Sports Products, Ltd.	5,000	82,343
Autohome, Inc. ADR	480	52,910
Baidu, Inc. ADR(1)	1,001	235,255
Bank of China, Ltd., Class H	343,000	116,100
BeiGene, Ltd. ADR(1)	257	82,240
Bilibili, Inc. ADR(1)	703	80,065
BYD Co., Ltd., Class H	3,000	90,611
China Conch Venture Holdings, Ltd.	11,000	52,302
China Construction Bank Corp., Class H	348,000	263,582
China Gas Holdings, Ltd.	15,400	54,200
China Life Insurance Co., Ltd., Class H	36,000	76,456
China Mengniu Dairy Co., Ltd.	14,000	83,257
China Merchants Bank Co., Ltd., Class A	8,100	63,851
China Merchants Bank Co., Ltd., Class H	17,500	134,013
China National Building Material Co., Ltd., Class H	72,000	85,811
China Pacific Insurance (Group) Co., Ltd., Class H	15,600	64,253
China Petroleum & Chemical Corp., Class H	140,000	66,301
China Resources Beer Holdings Co., Ltd.	8,000	70,534
China Resources Gas Group, Ltd.	8,000	39,849
China Resources Land, Ltd.	17,777	70,346
China Shenhua Energy Co., Ltd., Class H	26,000	48,027
China Tourism Group Duty Free Corp., Ltd., Class A	1,000	45,302
China Tower Corp., Ltd., Class H(2)	346,000	49,817
China Vanke Co., Ltd., Class H	13,800	49,374
CITIC Securities Co., Ltd., Class H	19,500	42,692
CITIC, Ltd.	75,000	58,385
Contemporary Amperex Technology Co., Ltd., Class A	900	48,708
Country Garden Holdings Co., Ltd.	46,000	55,253
Country Garden Services Holdings Co., Ltd.	9,000	73,149
CSPC Pharmaceutical Group, Ltd.	55,040	55,954
ENN Energy Holdings, Ltd.	4,400	67,859
Foshan Haitian Flavouring & Food Co., Ltd., Class A	1,400	42,586
GDS Holdings, Ltd. ADR(1)	590	61,100
Geely Automobile Holdings, Ltd.	27,000	97,869
Great Wall Motor Co., Ltd., Class H	17,500	54,560
Guangdong Investment, Ltd.	24,000	42,035
Haidilao International Holding, Ltd.(2)	6,000	50,377
Haier Smart Home Co., Ltd., Class H(1)	13,400	55,479
Hansoh Pharmaceutical Group Co., Ltd.(1)(2)	10,000	54,465
Hengan International Group Co., Ltd.	6,000	42,912
Huazhu Group, Ltd. ADR	1,138	55,193

Security	Shares	Value
Industrial & Commercial Bank of China, Ltd., Class H	240,000	$153,089
Innovent Biologics, Inc.(1)(2)	6,000	68,203
iQIYI, Inc. ADR(1)	2,467	53,904
JD.com, Inc. ADR(1)	3,370	298,885
Jiangsu Hengrui Medicine Co., Ltd., Class A	2,700	43,207
KE Holdings, Inc. ADR(1)	801	47,339
Kingdee International Software Group Co., Ltd.	15,000	60,087
Kingsoft Corp, Ltd.	7,000	53,960
Kweichow Moutai Co., Ltd., Class A	300	98,044
Lenovo Group, Ltd.	52,000	60,525
Li Ning Co., Ltd.	11,000	68,528
Longfor Group Holdings, Ltd.(2)	10,500	59,130
Meituan, Class B(1)(2)	12,600	580,978
NetEase, Inc. ADR	1,689	194,218
New Oriental Education & Technology Group, Inc. ADR(1)	667	111,722
NIO, Inc. ADR(1)	4,606	262,542
PetroChina Co., Ltd., Class H	158,000	47,650
PICC Property & Casualty Co., Ltd., Class H	58,000	42,132
Pinduoduo, Inc. ADR(1)	1,528	253,205
Ping An Healthcare and Technology Co., Ltd.(1)(2)	4,000	49,490
Ping An Insurance Group Co. of China, Ltd., Class A	4,200	51,260
Ping An Insurance Group Co. of China, Ltd., Class H	21,500	253,222
Postal Savings Bank of China Co., Ltd., Class H(2)	81,000	57,790
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	20,000	37,351
Shenzhou International Group Holdings, Ltd.	4,100	79,956
Shimao Group Holdings, Ltd.	22,000	63,610
Silergy Corp.	2,000	186,495
Sino Biopharmaceutical, Ltd.	61,500	57,094
Sinopharm Group Co., Ltd., Class H	22,400	54,895
Sunac China Holdings, Ltd.	16,000	59,446
Sunny Optical Technology Group Co., Ltd.	3,600	94,046
TAL Education Group ADR(1)	1,621	124,622
Tencent Holdings, Ltd.	19,400	1,728,603
Tencent Music Entertainment Group ADR(1)	2,687	71,474
Trip.com Group, Ltd. ADR(1)	2,399	76,360
Tsingtao Brewery Co., Ltd., Class H	4,000	38,575
Vipshop Holdings, Ltd. ADR(1)	2,451	67,206
Wuliangye Yibin Co., Ltd., Class A	1,400	62,886
WuXi AppTec Co., Ltd., Class H(2)	2,300	54,711
Wuxi Biologics Cayman, Inc.(1)(2)	14,000	196,027
Xinyi Solar Holdings, Ltd.	24,000	52,512
XPeng, Inc. ADR(1)	1,145	55,166
Yihai International Holding, Ltd.(1)	3,000	49,282
Yum China Holdings, Inc.	1,805	102,362
Zai Lab, Ltd. ADR(1)	442	70,751
Zijin Mining Group Co., Ltd., Class H	40,000	44,155
ZTO Express Cayman, Inc. ADR	2,333	77,176

		$11,297,498

Colombia — 4.6%
Bancolombia S.A.	126,100	$1,081,158
Bancolombia S.A., PFC Shares	220,100	1,943,834
Cementos Argos S.A.	216,700	354,588
Corp. Financiera Colombiana S.A.(1)	43,700	394,512

Security	Shares	Value
Ecopetrol S.A.	2,464,000	$1,401,489
Grupo Argos S.A.	141,100	525,813
Grupo de Inversiones Suramericana S.A.	112,900	718,080
Interconexion Electrica S.A.	214,300	1,384,632

		$7,804,106

Cyprus — 1.0%
Bank of Cyprus Holdings PLC(1)(3)	1,716,590	$1,596,966
Bank of Cyprus Holdings PLC(1)(3)	45,800	40,880

		$1,637,846

Egypt — 5.0%
Cairo Investment & Real Estate Development Co. SAE	430,700	$386,144
Cleopatra Hospital(1)	1,583,100	486,421
Commercial International Bank Egypt SAE	742,430	2,985,436
Credit Agricole Egypt SAE	424,930	767,945
Eastern Co. SAE	860,680	803,266
Egypt Kuwait Holding Co. SAE	471,020	492,338
Egyptian Financial Group-Hermes Holding Co.(1)	518,920	517,868
ElSewedy Electric Co.	818,720	541,093
Juhayna Food Industries	961,090	428,050
Talaat Moustafa Group	1,143,290	540,498
Telecom Egypt Co.	631,440	462,542

		$8,411,601

Georgia — 6.1%
Bank of Georgia Group PLC(1)	222,390	$3,488,393
Georgia Capital PLC(1)	382,077	2,633,312
TBC Bank Group PLC(1)	255,486	4,240,823

		$10,362,528

Greece — 5.3%
Aegean Airlines S.A.(1)	15,000	$74,746
Alpha Bank AE(1)	649,300	587,456
Athens Water Supply & Sewage Co. S.A.	20,000	158,764
Eurobank Ergasias Services and Holdings S.A.(1)	1,215,600	802,905
GEK Terna Holding Real Estate Construction S.A.(1)	33,800	293,261
Hellenic Exchanges — Athens Stock Exchange S.A.	26,900	113,838
Hellenic Telecommunications Organization S.A.	112,200	1,630,899
Holding Co. ADMIE IPTO S.A.	54,300	156,776
JUMBO S.A.	51,100	800,479
LAMDA Development S.A.(1)	29,024	222,859
Motor Oil (Hellas) Corinth Refineries S.A.	28,500	400,617
Mytilineos S.A.	46,900	682,853
National Bank of Greece S.A.(1)	257,100	603,355
OPAP S.A.	90,307	1,105,554
Piraeus Port Authority S.A.	3,500	79,539
Public Power Corp. S.A.(1)	48,900	417,384
Sarantis S.A.	14,700	161,764
Terna Energy S.A.	21,300	363,133
Titan Cement International S.A.	19,300	337,886

		$8,994,068

Security	Shares	Value
Hong Kong — 0.0%(4)
China Youzan, Ltd.(1)	132,000	$56,667

		$56,667

India — 3.7%
Asian Paints, Ltd.	3,490	$115,236
Avenue Supermarts, Ltd.(1)(2)	1,995	73,646
Axis Bank, Ltd.(1)	25,514	232,454
Bajaj Auto, Ltd.	1,008	55,520
Bajaj Finance, Ltd.	2,142	138,374
Bajaj Finserv, Ltd.	652	77,659
Bandhan Bank, Ltd.(1)(2)	7,986	33,940
Bharat Petroleum Corp., Ltd.	9,239	48,761
Bharti Airtel, Ltd.	14,997	113,296
Britannia Industries, Ltd.	842	40,395
Dabur India, Ltd.	7,212	50,694
Dr. Reddy’s Laboratories, Ltd.	1,387	87,104
Eicher Motors, Ltd.	1,800	67,890
Godrej Consumer Products, Ltd.	5,486	56,269
Grasim Industries, Ltd.	4,295	62,353
Havells India, Ltd.	3,816	54,530
HCL Technologies, Ltd.	13,120	163,994
HDFC Life Insurance Co., Ltd.(1)(2)	9,208	85,683
Hero MotoCorp, Ltd.	1,283	57,414
Hindalco Industries, Ltd.	22,328	68,654
Hindustan Unilever, Ltd.	9,125	282,586
Housing Development Finance Corp., Ltd.	17,778	578,134
ICICI Bank, Ltd.(1)	55,552	412,102
ICICI Lombard General Insurance Co., Ltd.(2)	2,766	50,137
Infosys, Ltd.	38,605	659,931
ITC, Ltd.	36,798	102,296
JSW Steel, Ltd.	11,825	58,807
Larsen & Toubro, Ltd.	5,935	108,470
Lupin, Ltd.	3,240	44,708
Mahindra & Mahindra, Ltd.	9,197	94,637
Maruti Suzuki India, Ltd.	1,401	138,387
Nestle India, Ltd.	297	69,699
Power Grid Corporation of India, Ltd.	25,079	63,103
Reliance Industries, Ltd.	31,306	789,127
SBI Life Insurance Co., Ltd.(1)(2)	5,188	61,445
Shree Cement, Ltd.	163	50,276
State Bank of India(1)	22,996	88,607
Sun Pharmaceutical Industries, Ltd.	10,399	83,642
Tata Consultancy Services, Ltd.	9,784	418,364
Tata Motors, Ltd.(1)	23,589	84,216
Tech Mahindra, Ltd.	6,000	78,744
Titan Co., Ltd.	3,902	75,894
UltraTech Cement, Ltd.	1,443	104,996
UPL, Ltd.	7,077	54,496
Wipro, Ltd.	17,119	98,540

		$6,335,210

Security	Shares	Value
Indonesia — 0.7%
Astra International Tbk PT	234,600	$101,659
Bank Central Asia Tbk PT	110,100	264,805
Bank Mandiri Persero Tbk PT	220,400	103,114
Bank Negara Indonesia Persero Tbk PT	100,600	39,582
Bank Rakyat Indonesia Persero Tbk PT	649,500	192,555
Barito Pacific Tbk PT(1)	392,400	24,633
Charoen Pokphand Indonesia Tbk PT	93,400	38,142
Indah Kiat Pulp & Paper Corp. Tbk PT	40,200	36,786
Indofood Sukses Makmur Tbk PT	61,600	26,510
Kalbe Farma Tbk PT	283,300	29,531
Semen Indonesia Persero Tbk PT	42,700	32,173
Telkom Indonesia Persero Tbk PT	562,000	124,213
Unilever Indonesia Tbk PT	91,200	44,930
United Tractors Tbk PT	21,800	35,396

		$1,094,029

Romania — 6.4%
Banca Transilvania S.A.	7,408,370	$4,219,236
BRD-Groupe Societe Generale S.A.(1)	337,330	1,260,274
Digi Communications N.V.(2)	56,490	496,432
OMV Petrom S.A.	18,349,720	1,813,572
Societatea Energetica Electrica S.A.	224,170	728,859
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	186,420	1,430,446
Transelectrica S.A.	47,590	334,920
Transgaz S.A. Medias	7,640	580,766

		$10,864,505

Serbia — 3.7%
Komercijalna Banka AD Beograd(1)	131,568	$4,051,195
Metalac AD(1)	67,357	1,332,580
NIS AD Novi Sad(1)	143,131	928,334

		$6,312,109

Singapore — 1.0%
Yoma Strategic Holdings, Ltd.(1)	8,240,033	$1,702,475

		$1,702,475

South Korea — 12.5%
AMOREPACIFIC Corp.(1)	880	$175,403
Celltrion Healthcare Co., Ltd.(1)	1,901	243,514
Celltrion, Inc.(1)	2,213	638,810
CJ CheilJedang Corp.	289	109,740
Coway Co., Ltd.(1)	1,764	109,552
Hana Financial Group, Inc.	7,697	224,401
Hanwha Solutions Corp.(1)	3,470	154,380
HLB, Inc.(1)	1,593	127,997
Hyundai Glovis Co., Ltd.	622	105,480
Hyundai Mobis Co., Ltd.	1,524	431,885
Hyundai Motor Co.	3,262	665,093
Kakao Corp.(1)	1,291	507,165
KB Financial Group, Inc.	9,378	338,595
Kia Motors Corp.	5,932	434,745
Korea Electric Power Corp.(1)	7,668	156,465

Security	Shares	Value
Korea Investment Holdings Co., Ltd.(1)	1,501	$108,902
Korea Shipbuilding & Offshore Engineering Co., Ltd.(1)	1,309	109,645
KT&G Corp.	3,130	223,941
LG Chem, Ltd.	989	806,681
LG Corp.	2,392	211,516
LG Display Co., Ltd.(1)	7,371	143,284
LG Electronics, Inc.	2,453	334,892
LG Household & Health Care, Ltd.	225	313,214
Lotte Chemical Corp.	548	127,446
Naver Corp.	2,703	824,769
NCsoft Corp.	388	328,733
POSCO	1,728	379,306
Samsung Biologics Co., Ltd.(1)(2)	424	300,189
Samsung C&T Corp.	2,099	243,231
Samsung Electro-Mechanics Co., Ltd.	1,452	264,102
Samsung Electronics Co., Ltd.	98,182	7,177,788
Samsung Electronics Co., Ltd., PFC Shares	17,786	1,159,957
Samsung Fire & Marine Insurance Co., Ltd.	944	141,705
Samsung Life Insurance Co., Ltd.	2,146	135,291
Samsung SDI Co., Ltd.	1,229	802,907
Samsung SDS Co., Ltd.	984	171,349
Shinhan Financial Group Co., Ltd.	10,767	295,280
SK Holdings Co., Ltd.	867	240,923
SK Hynix, Inc.	11,403	1,244,985
SK Innovation Co., Ltd.	1,367	341,265
SK Telecom Co., Ltd.	1,017	221,796
Woori Financial Group, Inc.	17,016	133,881

		$21,210,203

Taiwan — 9.7%
Accton Technology Corp.	12,000	$115,189
Advantech Co., Ltd.	9,667	119,205
AirTAC International Group	3,000	106,737
ASE Technology Holding Co., Ltd.	61,358	202,047
Asustek Computer, Inc.	15,000	153,279
AU Optronics Corp.(1)	210,000	110,426
Catcher Technology Co., Ltd.	16,000	112,825
Cathay Financial Holding Co., Ltd.	153,087	217,753
Chailease Holding Co., Ltd.	31,200	172,448
China Steel Corp.	234,000	191,581
Chunghwa Telecom Co., Ltd.	71,000	274,038
CTBC Financial Holding Co., Ltd.	334,000	226,271
Delta Electronics, Inc.	34,680	349,074
E.Sun Financial Holding Co., Ltd.	227,278	191,535
First Financial Holding Co., Ltd.	216,590	156,054
Formosa Chemicals & Fibre Corp.	69,000	190,694
Formosa Plastics Corp.	72,000	223,597
Fubon Financial Holding Co., Ltd.	129,000	209,457
Globalwafers Co., Ltd.	5,000	109,838
Hon Hai Precision Industry Co., Ltd.	208,508	829,258
Hotai Motor Co., Ltd.	7,000	141,057
Hua Nan Financial Holdings Co., Ltd.	197,774	121,119
Largan Precision Co., Ltd.	2,000	209,341
MediaTek, Inc.	24,000	749,608

Security	Shares	Value
Mega Financial Holding Co., Ltd.	214,000	$214,932
Nan Ya Plastics Corp.	97,000	227,286
Novatek Microelectronics Corp.	12,000	168,271
Pegatron Corp.	46,000	128,719
President Chain Store Corp.	13,000	123,870
Quanta Computer, Inc.	59,000	169,738
Realtek Semiconductor Corp.	10,000	160,866
Shanghai Commercial & Savings Bank, Ltd. (The)	82,606	110,108
Shin Kong Financial Holding Co., Ltd.	8,061	2,313
Taishin Financial Holding Co., Ltd.	243,685	108,637
Taiwan Cement Corp.	105,412	150,880
Taiwan Cooperative Financial Holding Co., Ltd.	206,110	140,923
Taiwan Mobile Co., Ltd.	38,000	130,475
Taiwan Semiconductor Manufacturing Co., Ltd.	387,000	8,178,623
Uni-President Enterprises Corp.	94,960	230,509
United Microelectronics Corp.	199,000	356,561
Win Semiconductors Corp.	8,000	117,447
Yageo Corp.	7,000	142,904
Yuanta Financial Holding Co., Ltd.	208,422	147,736

		$16,493,229

Turkey — 2.5%
Akbank T.A.S.(1)	471,500	$408,006
Aselsan Elektronik Sanayi Ve Ticaret AS	102,600	242,272
BIM Birlesik Magazalar AS	66,000	649,527
Eregli Demir ve Celik Fabrikalari TAS	208,900	408,199
Ford Otomotiv Sanayi AS	10,800	211,669
Haci Omer Sabanci Holding AS	133,500	191,364
KOC Holding AS	111,300	304,785
Turk Hava Yollari AO(1)	81,500	134,453
Turkcell Iletisim Hizmetleri AS	181,900	398,332
Turkiye Garanti Bankasi AS(1)	346,200	438,539
Turkiye Is Bankasi AS, Class C(1)	232,800	194,223
Turkiye Petrol Rafinerileri AS(1)	18,600	251,448
Turkiye Sise ve Cam Fabrikalari AS	202,700	199,669
Yapi ve Kredi Bankasi AS(1)	440,100	171,196

		$4,203,682

United Arab Emirates — 4.5%
Abu Dhabi Commercial Bank PJSC	459,000	$802,347
Abu Dhabi Islamic Bank PJSC	241,500	328,762
Aldar Properties PJSC	634,300	602,948
Dubai Islamic Bank PJSC	299,600	409,188
Emaar Malls PJSC(1)	429,400	211,062
Emaar Properties PJSC(1)	592,600	611,535
Emirates NBD Bank PJSC	416,600	1,335,901
Emirates Telecommunications Group Co. PJSC	289,100	1,561,350
First Abu Dhabi Bank PJSC	450,100	1,836,096

		$7,699,189

Vietnam — 13.5%
FPT Corp.	906,725	$2,639,215
Ho Chi Minh City Development Joint Stock Commercial Bank(1)	397,155	383,022

Security	Shares	Value
Hoa Phat Group JSC	1,461,938	$2,471,660
Imexpharm Pharmaceutical JSC	48,678	123,064
Masan Group Corp.	197,050	727,971
Military Commercial Joint Stock Bank(1)	2,295,061	2,325,563
Mobile World Investment Corp.	53,333	307,054
No Va Land Investment Group Corp.(1)	201,690	700,971
PetroVietnam Gas JSC	84,800	279,046
PetroVietnam Power Corp.	704,100	361,526
Phat Dat Real Estate Development Corp.(1)	54,058	130,759
Phu Nhuan Jewelry JSC	565,090	2,179,969
Refrigeration Electrical Engineering Corp.	143,700	340,219
Saigon Beer Alcohol Beverage Corp.	60,300	421,906
SSI Securities Corp.	72,996	90,700
Viet Capital Securities JSC	282,825	598,950
Vietnam Dairy Products JSC	444,489	1,976,123
Vietnam National Petroleum Group	125,200	265,252
Vietnam Prosperity JSC Bank(1)	1,755,487	2,444,841
Vietnam Technological & Commercial Joint Stock Bank(1)	1,608,600	2,389,625
Vingroup JSC(1)	399,041	1,715,168

		$22,872,604

Total Common Stocks (identified cost $110,959,336)		$147,351,549

Rights — 0.0%(4)

Security	Shares	Value

South Korea — 0.0%(4)
Hanwha Solutions Corp., Exp. 2/25/21(1)	599	$2,624

		$2,624

Vietnam — 0.0%(4)
No Va Land Investment Group Corp., Exp. 3/9/21(1)	201,690	$14,453

		$14,453

Total Rights (identified cost $0)		$17,077

Short-Term Investments — 10.0%

U.S. Treasury Obligations — 0.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 3/25/21	$1,500	$1,499,902

Total U.S. Treasury Obligations (identified cost $1,499,820)		$1,499,902

Other — 9.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(5)	15,481,699	$15,481,699

Total Other (identified cost $15,481,699)		$15,481,699

Total Short-Term Investments (identified cost $16,981,519)		$16,981,601

Total Investments — 96.9% (identified cost $127,940,855)		$164,350,227

Other Assets, Less Liabilities — 3.1%		$5,299,618

Net Assets — 100.0%		$169,649,845

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2021, the aggregate value of these securities is $2,322,460 or 1.4% of the Portfolio’s net assets.

(3)	Securities are traded on separate exchanges for the same entity.

(4)	Amount is less than 0.05%.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2021.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	31.6%	$53,530,378
Information Technology	16.6	28,199,552
Consumer Discretionary	7.9	13,412,769
Communication Services	5.6	9,540,286
Energy	5.0	8,448,451
Materials	4.6	7,833,551
Consumer Staples	4.5	7,618,527
Real Estate	4.1	6,857,226
Utilities	2.7	4,608,551
Industrials	2.6	4,383,142
Health Care	1.7	2,936,193
Short-Term Investments	10.0	16,981,601

Total Investments	96.9%	$164,350,227

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,244,384	EUR	1,827,226	Bank of America, N.A.	2/8/21	$26,672	$—
USD	34,542	EUR	28,188	Morgan Stanley & Co. International PLC	2/8/21	330	—
USD	7,356,577	EUR	5,970,181	Standard Chartered Bank	2/8/21	110,545	—
USD	5,823,076	EUR	4,725,679	Standard Chartered Bank	2/8/21	87,502	—
USD	5,300,225	EUR	4,301,362	Standard Chartered Bank	2/8/21	79,645	—
USD	2,578,862	EUR	2,092,858	Standard Chartered Bank	2/8/21	38,752	—
USD	1,555,663	EUR	1,262,488	Standard Chartered Bank	2/8/21	23,376	—
USD	200,215	EUR	163,078	UBS AG	2/8/21	2,286	—
MXN	31,650,000	USD	1,587,779	Citibank, N.A.	3/17/21	—	(50,841)
MXN	38,500,000	USD	1,936,035	Citibank, N.A.	3/17/21	—	(66,460)
USD	1,893,379	AED	6,964,414	Standard Chartered Bank	5/31/22	—	(398)
USD	1,579,913	AED	5,817,160	Standard Chartered Bank	7/7/22	—	(1,570)
USD	2,855,790	AED	10,547,575	Standard Chartered Bank	7/7/22	—	(11,728)

						$369,108	$(130,997)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
Mexican Bolsa IPC Index	156	Long	3/19/21	$3,278,443	$(150,022)

					$(150,022)

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/ Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	CNY	14,233	Total Return on Shenzhen Stock Exchange Composite Index (pays upon termination)	3-month USD-LIBOR minus 14.00% on $2,190,545 (pays quarterly)	4/16/21	$(29,390)
UBS AG	CNY	68,858	Total Return on Shenzhen Stock Exchange Composite Index (pays upon termination)	3-month USD-LIBOR minus 13.75% on $10,512,690 (pays quarterly)	3/24/21	686,216

						$656,826

Abbreviations:

ADR	-	American Depositary Receipt

PFC Shares	-	Preference Shares

Currency Abbreviations:

AED	-	United Arab Emirates Dirham

CNY	-	Yuan Renminbi

EUR	-	Euro

MXN	-	Mexican Peso

USD	-	United States Dollar

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts and total return swaps to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

At January 31, 2021, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

At January 31, 2021, the value of the Portfolio’s investment in affiliated funds was $15,481,699, which represents 9.1% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended January 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$15,684,838	$27,380,284	$(27,583,423)	$—	$—	$15,481,699	$3,370	15,481,699

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Asia/Pacific	$4,044,390	$77,017,525	$—	$81,061,915
Emerging Europe	—	42,374,738	—	42,374,738
Latin America	5,860,272	1,943,834	—	7,804,106
Middle East/Africa	—	16,110,790	—	16,110,790
Total Common Stocks	$9,904,662	$137,446,887 *	$—	$147,351,549
Rights	$—	$17,077	$—	$17,077
Short-Term Investments —
U.S. Treasury Obligations	—	1,499,902	—	1,499,902
Other	—	15,481,699	—	15,481,699
Total Investments	$9,904,662	$154,445,565	$—	$164,350,227
Forward Foreign Currency Exchange Contracts	$—	$369,108	$—	$369,108
Swap Contracts	—	686,216	—	686,216
Total	$9,904,662	$155,500,889	$—	$165,405,551

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(130,997)	$—	$(130,997)
Futures Contracts	(150,022)	—	—	(150,022)
Swap Contracts	—	(29,390)	—	(29,390)
Total	$(150,022)	$(160,387)	$—	$(310,409)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.